Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011	Nov. 01, 2011
Self-insurance reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 15,723		$ 11,733	$ 8,303
Additions Charged to Costs and Expenses	8,639		7,169	6,028
Deductions	(4,178)		(3,179)	(2,598)
Balance at End of Period	20,184		15,723	11,733
LIFO inventory valuation reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10,703		9,370	7,315
Additions Charged to Costs and Expenses	361		1,333	2,055
Balance at End of Period	11,064		10,703	9,370
Valuation allowance for deferred income tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	26,026		25,797	13,896
Additions Charged to Costs and Expenses	12,007	[1]	229	11,901
Balance at End of Period	$ 38,033		$ 26,026	$ 25,797

[1]	Amount includes additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss.